As filed with the Securities and Exchange Commission on May 22, 2015

1933 Act File No. 333-

1940 Act File No. 811-23039

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 6

AllianzGI Diversified Income & Convertible Fund

(Exact Name of Registrant as Specified in Charter)

1633 Broadway

New York, New York 10019

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(212) 739-3222

(Registrant’s Telephone Number, including Area Code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, New York 10019

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

Copies of Communications to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

Clifford R. Cone, Esq.

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Approximate Date of Proposed Public Offering:

Upon the effectiveness of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box  ☐.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-202699.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, par value $.00001	280,000 Shares	$25.00	$7,000,000	$813.40

(1)	Estimated solely for purposes of calculating the registration fee.
(2)	Includes common shares that may be offered by the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-202699), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents refiled herewith), declared effective on May 21, 2015, are incorporated herein by reference.

PART C—OTHER INFORMATION

Item 25:	Financial Statements and Exhibits

1.	Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 (“1940 Act”) were filed in Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-202699) as filed on April 22, 2015, and are incorporated by reference.

2.	Exhibits:

a.	Amended and Restated Agreement and Declaration of Trust dated April 20, 2015.(2)

b.	Second Amended and Restated Bylaws of Registrant dated May 8, 2015.(3)

c.	None.

d.1	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Agreement and Declaration of Trust.(2)

d.2	Article 10 (Shareholders’ Voting Powers and Meetings) of the Second Amended and Restated Bylaws of Registrant.(3)

d.3	Form of Share Certificate of the Common Shares.(3)

e.	Terms and Conditions of Dividend Reinvestment Plan.(3)

f.	None.

g.1	Investment Management Agreement between Registrant and Allianz Global Investors Fund Management LLC.(3)

g.2	Portfolio Management Agreement between Allianz Global Investors Fund Management LLC and Allianz Global Investors U.S. LLC, as accepted and agreed to by the Registrant.(3)

h.1	Form of Underwriting Agreement.(1)

h.2	Form of Master Selected Dealer Agreement.(1)

h.3	Form of Master Agreement Among Underwriters.(1)

h.4	Form of Structuring Fee Agreement between Allianz Global Investors Fund Management LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated.(1)

h.5	Form of Structuring Fee Agreement between Allianz Global Investors Fund Management LLC and Wells Fargo Securities, LLC.(2)

h.6	Form of Structuring Fee Agreement between Allianz Global Investors Fund Management LLC and RBC Capital Markets, LLC.(3)

h.7	Form of Structuring Fee Agreement between Allianz Global Investors Fund Management LLC and Stifel, Nicolaus & Company, Incorporated.(3)

h.8	Form of Structuring Fee Agreement between Allianz Global Investors Fund Management LLC and Citigroup Global Markets Inc.(3)

h.9	Form of Sales Incentive Fee Agreement between Allianz Global Investors Fund Management LLC and Qualifying Underwriters.(3)

i	None.

j.1	Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co.(4)

j.2	Restated Administrative Agency Agreement by and among Brown Brothers Harriman & Co., the Registrant and the other fund entities party thereto (as amended by the form of Amendment to Restated Administrative Agency Agreement by and among Brown Brothers Harriman & Co., the Registrant and the other fund entities party thereto).(3)

k.1	Form of Transfer Agency and Registrar Services Agreement between Registrant and American Stock Transfer & Trust Company, LLC.(3)

k.2	Organizational and Offering Expenses Reimbursement Agreement between Registrant and Allianz Global Investors Fund Management LLC, as accepted and acknowledged by Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.(3)

k.3	Support Services Agreement between Allianz Global Investors Distributors LLC and each of the investment companies listed on Appendix A thereto (as amended by the Amendment to Support Services Agreement between Allianz Global Investors Distributors LLC and each of the investment companies listed on Appendix A thereto).(4).

l.	Opinion and consent of Ropes & Gray LLP—filed herewith.

m.	None.

n.	Consent of Registrant’s independent registered public accounting firm—filed herewith.

o.	None.

p.	Subscription Agreement.(3)

q.	None.

r.1	Code of Ethics of Registrant.(3)

r.2	Code of Ethics of Allianz Global Investors Fund Management LLC and Allianz Global Investors U.S. LLC.(3)

r.3	Code of Ethics Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 for Principal Executive and Senior Financial Officers.(3)

s.	Powers of Attorney for Deborah A. DeCotis, F. Ford Drummond, Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, Susan M. King, James S. MacLeod, William B. Ogden, IV, Alan Rappaport, Davey S. Scoon, Julian Sluyters and Lawrence G. Altadonna.(1)

(1)	Filed as an exhibit to Pre-Effective Amendment no. 2 to Registrant’s Registration Statement, File Nos. 333-202699 and 811-23039 (filed April 22, 2015).
(2)	Filed as an exhibit to Pre-Effective Amendment no. 3 to Registrant’s Registration Statement, File Nos. 333-202699 and 811-23039 (filed April 30, 2015).
(3)	Filed as an exhibit to Pre-Effective Amendment no. 4 to Registrant’s Registration Statement, File Nos. 333-202699 and 811-23039 (filed May 18, 2015).
(4)	Filed as an exhibit to Pre-Effective Amendment no. 5 to Registrant’s Registration Statement, File Nos. 333-202699 and 811-23039 (filed May 20, 2015).

Item 26:	Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Selected Dealer Agreement, the Form of Master Agreement Among Underwriters, the Form of Structuring Fee Agreement between Allianz Global Investors Fund Management LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, the Form of Structuring Fee Agreement between Allianz Global Investors Fund Management LLC and Wells Fargo Securities, LLC, the Form of Structuring Fee Agreement between Allianz Global Investors Fund Management LLC and RBC Capital Markets, LLC, the Form of Structuring Fee Agreement between Allianz Global Investors Fund Management LLC and Stifel, Nicolaus & Company, Incorporated, the Form of Structuring Fee Agreement between Allianz Global Investors Fund Management LLC and Citigroup Global Markets Inc. and the Form of Sales Incentive Fee Agreement between Allianz Global Investors Fund Management LLC and Qualifying Underwriters, filed as Exhibit h.1, Exhibit h.2, Exhibit h.3, Exhibit h.4, Exhibit h.5, Exhibit h.6, Exhibit h.7, Exhibit h.8 and Exhibit h.9, respectively, to the Registration Statement previously filed on Form N-2 (File No. 333-202699).

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$37,416
Financial Industry Regulatory Authority, Inc. Fees	49,993
Printing and Postage Expenses	635,000
Legal Fees	650,000
New York Stock Exchange Fees	30,000
Marketing Expenses	30,000
Underwriter Reimbursement	20,000
Miscellaneous Expenses	0

Total	1,452,409

*	Estimated expenses. The expenses set forth above include the expenses associated with the issuance and distribution of the Fund’s Common Shares of beneficial interest whose offering was registered pursuant to the Fund’s Registration Statement on Form N-2 (File No. 333-202699)

Item 28:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:	Number of Holders of Securities

At April 30, 2015:

Title of Class	Number of Record Holders
Common Shares, par value $.00001	1

Item 30:	Indemnification

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-202699).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31:	Business and Other Connections of Investment Adviser

Descriptions of the business of Allianz Global Investors Fund Management LLC, the Registrant’s investment manager and Allianz Global Investors U.S. LLC, the Registrant’s sub-adviser, are set forth under the captions “Investment Manager” and “Sub-Adviser” under “Management of the Fund” in both the Prospectus and Statement of Additional Information forming part of this Registration Statement. The following sets forth business and other connections of each director and executive officer (and persons performing similar functions) of Allianz Global Investors Fund Management LLC and Allianz Global Investors U.S. LLC. Unless otherwise noted, the principal business address of each of the businesses listed under “Other Connections” in the table below is 1633 Broadway, New York, New York 10019.

Allianz Global Investors Fund Management LLC

Name	Position with AGIFM	Other Connections
Julian Sluyters	Chairman — Management Board	Member — Executive Committee, Managing Director and Chief Operating Officer of Allianz Global Investors U.S. Holdings LLC; Managing Director of Allianz Global Investors U.S. LLC; and Managing Director of Allianz Global Investors Distributors LLC.

John Carroll	Member — Management Board	Chief Executive Officer and Managing Director of Allianz Global Investors Distributors LLC, Member — Executive Committee and Managing Director of Allianz Global Investors U.S. Holdings LLC and Managing Director of Allianz Global Investors U.S. LLC.
David Jobson	Member — Management Board	Member – Executive Committee and Managing Director of Allianz Global Investors U.S. Holdings LLC; and Managing Director of Allianz Global Investors U.S. LLC.
Erin Bengtson-Olivieri	Member — Management Board, Managing Director and Chief Financial Officer	Managing Director of Allianz Global Investors Distributors LLC and Chief Financial Officer, Member Executive Committee and Managing Director of Allianz Global Investors U.S. Holdings LLC; Managing Director and Chief Financial Officer of Allianz Global Investors U.S. LLC and NFJ Investment Group LLC(1).
Thomas J. Fuccillo	Managing Director, Chief Legal Officer and Secretary	Managing Director and Chief Regulatory Officer of Allianz Global Investors U.S. Holdings LLC and Managing Director, Chief Regulatory Officer, Chief Legal Officer and Secretary of Allianz Global Investors Distributors LLC
Christopher Cieri	Managing Director	Managing Director of Allianz Global Investors U.S.Holdings LLC, Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.
Susan M. King	Member — Management Board, Managing Director, Chief Marketing Officer	Member – Executive Committee, Managing Director, Chief Marketing Officer of Allianz Global Investors U.S. Holdings LLC, Managing Director and Chief Marketing Officer of Allianz Global Investors U.S. LLC, Allianz Global Investors Distributors LLC and NFJ Investment Group LLC(1).
Joseph Quirk	Managing Director	Managing Director of Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.

Steven J. Ricci	Managing Director	Managing Director of Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.
Frank Garofalo	Vice President	Vice President of Allianz Global Investors U.S. Holdings LLC and Allianz Global Investors U.S. LLC.
Lawrence G. Altadonna	Director	None.
Orhan Dzemaili	Director	None.
Bruce Goodman	Director	Director of Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.
Thomas Harter	Director and Chief Compliance Officer	Director of Allianz Global Investors U.S. Holdings LLC.
David Hood	Director	Director of Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.
Richard F. Lee	Director	None.
Joseph Scull	Director	Director of Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.
Scott Whisten	Director	None.
Jeffrey Wood	Director	Director of Allianz Global Investors U.S. Holdings LLC and Allianz Global Investors U.S. LLC.
James T. Funaro	Senior Vice President — Tax Matters	Senior Vice President of Allianz Asset Management of America L.P.(2) and Allianz Asset Management of America Holdings Inc.(2); Senior Vice President — Tax Matters of Allianz Asset Management of America LLC(2), Allianz Global Investors U.S. LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC(1), Oppenheimer Group, Inc.(3),

Tony Burg	Senior Vice President and Treasurer	Senior Vice President and Treasurer of Allianz Asset Management of America LLC(2), Allianz Asset Management of America L.P.(2), Allianz Asset Management of America Holdings Inc.(2), Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. LLC, Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC(1), Oppenheimer Group, Inc.(3), Allianz Asset Management U.S. Holding II LLC(2).
Kellie E. Davidson	Assistant Secretary	Secretary of Allianz Asset Management of America LLC(2) and Allianz Asset Management of America L.P.(2), Assistant Secretary of Allianz Asset Management of America Holdings Inc.(2), Allianz Global Investors Distributors LLC, Allianz Asset Management U.S. Holding II LLC(2), Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC(1), Oppenheimer Group, Inc.(3), and Allianz Global Investors U.S. LLC.
Tucker Fitzpatrick	Assistant Secretary	Senior Vice President and Secretary of Allianz Asset Management of America Holdings Inc.(2), Allianz Asset Management U.S. Holding II LLC(2), Oppenheimer Group, Inc.(3), Senior Vice President and General Counsel of Allianz Asset Management of America L.P.(2), Assistant Secretary of Allianz Global Investors Distributors LLC, Allianz Global Investors U.S., Oppenheimer Group, Inc. Holdings LLC(3), Allianz Global Investors U.S. LLC and NFJ Investment Group LLC(1).
Richard Cochran	Vice President	None.
Lauren B. Harman	Vice President	None.
Janos Bohnke	Vice President	Vice President of Allianz Global Investors U.S. Holdings LLC, Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.
Steve W. Howell	Vice President	None.
Rod Greene	Assistant Vice President	None.
Daisy Ramraj-Singh	Assistant Vice President	None.
Leya Vishnevsky	Assistant Vice President	None.
Olga Yakubov	Assistant Vice President	None.

(1)	The principal business address of NFJ Investment Group LLC is 2100 Ross Avenue, Suite 700, Dallas, Texas 75201.
(2)	The principal business address of each of Allianz Asset Management of America L.P., Allianz Asset Management of America Holdings Inc., Allianz Asset Management of America LLC and Allianz Asset Management of America U.S. Holding II LLC is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.
(3)	The principal business address of each of Oppenheimer Group, Inc. and Oppenheimer Group, Inc. Holdings LLC is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.

Allianz Global Investors U.S. LLC

Information relating to Allianz Global Investors U.S. LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

Allianz Global Investors Distributors LLC (“AGID”)

Name	Position with AGID	Other Connections
Peter Bonanno	Managing Director	None
Christopher Cieri	Managing Director	None
Susan M. King	Managing Director, Chief Marketing Officer	None
Steven J. Ricci	Managing Director	None
Julian Sluyters	Managing Director	None
James T. Hartnett	Director	None
Peter Kocmond	Director	None
Joseph Scull	Director	None
Forest R. Wilson	Director	None
Kristen M. Alfieri	Vice President	None
Janos M. Bohnke	Vice President	None
David Bakunas	Vice President	None
Carrie P. George	Vice President	None
Hunter C. Handley	Vice President	None
John R. Regina	Vice President	None
Roy Bentzen	Assistant Vice President	None
Felicia S. Engel	Assistant Vice President	None
Francesco Martello	Assistant Vice President	None
Kyle Sand	Assistant Vice President	None
Tucker Fitzpatrick	Assistant Secretary	None
John Carroll	Managing Director, Chief Executive Officer	None
Joseph Quirk	Managing Director, Chief Operating Officer	None
Glenn Dial	Managing Director	None
Gerard P. Marino	Managing Director	None
Erin Bengtson-Olivieri	Managing Director	None
Peter L. Slattery	Managing Director	None
Keith C. Wagner	Managing Director	None
Andrew J. Wilmot	Managing Director	None
Thomas J. Fuccillo	Managing Director, Chief Regulatory Counsel, Chief Legal Officer and Secretary	None
Anthony Castella	Director, Chief Financial Officer, Financial Operations Principal	None
Richard Kirk	Director, Senior Counsel	None
Tony Burg	Senior Vice President and Treasurer	None
Todd Campo	Director	None
Christopher A. Casenhiser	Director	None
Stephen J. Dane	Director	None
James T. Funaro	Senior Vice President — Tax Matters	None
William V. Healey	Director and Senior Counsel	None
Gordon Kerper	Director and Chief Compliance Officer	None
Leslie S. Kravetzky	Director	None
James F. Lyons	Director	None
Sean P. Maher	Director	None
Joseph Minnix	Director	None
Kerry A. Murphy	Director	None
Jeffrey P. Nizzardo	Director	None
Henry W. Orvin	Director	None
Greg H. Poplarski	Director	None
Joni H. Rheingold	Director	None
James Scott Rose	Director	None

Kevin M. Shanley	Director	None
Gregory K. Shannahan	Director	None
Kathleen C. Thompson	Director	None
Steve J. Welker	Director	None
Justin R. Wingate	Director	None
John T. Andrews	Vice President	None
Todd M. Barney	Vice President	None
Rosemary T. Conlon	Vice President	None
Andrew Cook	Vice President	None
Kilie Donahue	Vice President	None
Christopher D. Francis	Vice President	None
Keith Frasier	Vice President	None
Christopher S. Leo	Vice President	None
Scott Lindsay	Vice President	None
Michael P. Lynch	Vice President	None
Todd C. Monastero	Vice President	None
Ryan T. Muller	Vice President	None
Debra C. Ohstrom	Vice President	None
Shohil A. Patel	Vice President	None
Raad J. Taha	Director	None
Jordan Vettoretti	Vice President	None
Jeffrey A. Weaver	Vice President	None
Adam Moran	Assistant Vice President	None
Jeffrey Sussman	Assistant Vice President	None
Jordan Ceresa	Assistant Vice President	None
Kellie E. Davidson	Assistant Secretary	None
Robert J. Cruz	Director	None
Bruce Goodman	Director	None
Randall Scott	Vice President	None
Michael H. Stabile	Vice President	None
Colleen I. Yee	Vice President	None

Item 32:	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of Allianz Global Investors Fund Management LLC, 1633 Broadway, New York, New York 10019, Allianz Global Investors U.S. LLC, 1633 Broadway, New York, New York 10019, or the Registrant’s custodian, Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110.

Item 33:	Management Services

Not applicable.

Item 34:	Undertakings

1.        Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.        Not applicable.

3.        Not applicable.

4.        Not applicable.

5.        The Registrant undertakes that:

a.        For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b.        For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.        The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of AllianzGI Diversified Income & Convertible Fund (the “Fund”) is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 21st day of May, 2015.

ALLIANZGI DIVERSIFIED INCOME & CONVERTIBLE FUND

By:	/s/ JULIAN SLUYTERS
Name:	Julian Sluyters
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Capacity	Date

/s/ JULIAN SLUYTERS Julian Sluyters	Trustee, President and Chief Executive Officer	May 21, 2015

/s/ LAWRENCE G. ALTADONNA Lawrence G. Altadonna	Treasurer and Principal Financial and Accounting Officer	May 21, 2015

DEBORAH A. DECOTIS* Deborah A. DeCotis	Trustee	May 21, 2015

F. FORD DRUMMOND* F. Ford Drummond	Trustee	May 21, 2015

BRADFORD K. GALLAGHER* Bradford K. Gallagher	Trustee	May 21, 2015

JAMES A. JACOBSON* James A. Jacobson	Trustee	May 21, 2015

HANS W. KERTESS* Hans W. Kertess	Trustee	May 21, 2015

JAMES S. MACLEOD* James S. MacLeod	Trustee	May 21, 2015

WILLIAM B. OGDEN, IV* William B. Ogden, IV	Trustee	May 21, 2015

ALAN RAPPAPORT* Alan Rappaport	Trustee	May 21, 2015

DAVEY S. SCOON* Davey S. Scoon	Trustee	May 21, 2015

SUSAN M. KING* Susan M. King	Trustee	May 21, 2015

* By:	/s/ JULIAN SLUYTERS
Julian Sluyters
Attorney-In-Fact
Date: May 21, 2015

INDEX TO EXHIBITS

Exhibit	Exhibit Name

l.	Opinion and consent of Ropes & Gray LLP.

n.	Consent of Registrant’s independent registered public accounting firm.